Income Taxes (Net Operating Loss Carryforwards) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Internal Revenue Service (IRS) [Member]
Net Operating Loss Carryforwards	$ 759	$ 878
Operating Loss Carryforwards Expiration Date	Dec. 31, 2032
State and Local Jurisdiction [Member]
Net Operating Loss Carryforwards	$ 2,345	$ 2,272
Operating Loss Carryforwards Earliest Expiration Date	2017
Operating Loss Carryforwards Latest Expiration Date	2036